Note 5 - Consolidated Financial Statement Details (Details) - Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Deferred rent			$ 226
Accrued lease obligations (see Note 6)	193	229	95
Other	24	24	25
	$ 217	$ 253	$ 346